Dividends on ordinary capital	12 Months Ended
Dec. 31, 2022
Dividend On Ordinary Capital [Abstract]
Dividends on ordinary capital
8. Dividends on ordinary capital

Dividends are recognised on the date that the shareholder’s right to receive payment is established. This is generally the date when the dividend is declared.

	€ million	€ million	€ million
Dividends on ordinary capital during the year	2022	2021	2020
PLC dividends	(4,356)	(4,458)	(1,911)
NV dividends	–	–	(2,389)
	(4,356)	(4,458)	(4,300)
Four quarterly interim dividends were declared and paid during 2022, totalling £1.45 (2021: £1.48) per PLC ordinary share.
A quarterly dividend of €1,086 million (2021: €1,137 million) was declared on 9 February 2023, to be paid in March 2023; £0.38 per PLC ordinary share (2021: £0.36). Total dividends declared in relation to 2022 were £1.48 (2021: £1.46) per PLC ordinary share.